Segment reporting - Schedule of operating segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of operating segments [line items]
Revenue	$ 1,223,573	$ 622,852
Profit (loss) before income tax	735,199	35,629
Vessels	6,875,419		$ 6,323,773
Assets under construction	532,660		739,373
Other non-current assets	500,790		429,872
Assets held for sale	219,985		363,097
Other current assets	699,035		549,459
Non-current liabilities	4,887,666		4,721,438
Current liabilities	819,229		1,060,816
Operating segments | Marine
Disclosure of operating segments [line items]
Revenue	1,222,685	621,970
Profit (loss) before income tax	718,855	75,648
Vessels	6,875,239		6,323,520
Assets under construction	525,998		738,297
Other non-current assets	266,316		264,644
Assets held for sale	219,985		363,097
Other current assets	1,366,362		1,194,882
Non-current liabilities	4,754,012		4,713,328
Current liabilities	1,167,584		2,346,158
Operating segments | Euronav
Disclosure of operating segments [line items]
Revenue	372,625	263,184
Profit (loss) before income tax	539,424	149,565
Vessels	1,360,841		1,121,450
Assets under construction	35,887		191,167
Other non-current assets	63,667		64,066
Assets held for sale	194,819		292,965
Other current assets	190,488		166,033
Non-current liabilities	1,068,092		1,162,776
Current liabilities	344,246		1,565,032
Operating segments | Bocimar
Disclosure of operating segments [line items]
Revenue	746,794	292,397
Profit (loss) before income tax	156,698	(51,021)
Vessels	4,731,683		4,518,624
Assets under construction	241,505		319,806
Other non-current assets	190,641		186,162
Assets held for sale	25,166		70,132
Other current assets	1,109,959		972,093
Non-current liabilities	3,160,736		3,076,121
Current liabilities	355,125		367,514
Operating segments | Delphis
Disclosure of operating segments [line items]
Revenue	21,668	21,571
Profit (loss) before income tax	5,739	5,064
Vessels	205,450		210,530
Assets under construction	10,608		5,147
Other non-current assets	0		0
Assets held for sale	0		0
Other current assets	966		1,375
Non-current liabilities	135,039		137,801
Current liabilities	16,606		19,649
Operating segments | Bochem
Disclosure of operating segments [line items]
Revenue	31,416	23,357
Profit (loss) before income tax	6,122	1,600
Vessels	312,680		276,374
Assets under construction	62,401		62,112
Other non-current assets	0		0
Assets held for sale	0		0
Other current assets	12,115		9,229
Non-current liabilities	119,844		101,218
Current liabilities	254,420		239,687
Operating segments | Windcat
Disclosure of operating segments [line items]
Revenue	50,182	21,461
Profit (loss) before income tax	10,872	(29,560)
Vessels	264,585		196,542
Assets under construction	175,597		160,065
Other non-current assets	12,008		14,416
Assets held for sale	0		0
Other current assets	52,834		46,152
Non-current liabilities	270,301		235,412
Current liabilities	197,187		154,276
Operating segments | Other
Disclosure of operating segments [line items]
Revenue	888	882
Profit (loss) before income tax	16,344	(42,410)
Vessels	180		253
Assets under construction	6,662		1,076
Other non-current assets	234,474		165,228
Assets held for sale	0		0
Other current assets	199,242		1,038,580
Non-current liabilities	133,654		17,544
Current liabilities	518,214		389,227
Less: Elimination
Disclosure of operating segments [line items]
Revenue	0	0
Profit (loss) before income tax	0	$ 2,391
Vessels	0		0
Assets under construction	0		0
Other non-current assets	0		0
Assets held for sale	0		0
Other current assets	(866,569)		(1,684,003)
Non-current liabilities	0		(9,434)
Current liabilities	$ (866,569)		$ (1,674,569)